                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21374
                                   ---------


                         PIMCO Floating Rate Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Lawrence Altadonna - 1345 Avenue of the Americas, New York, New York 10105
    --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: July 31
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholder

ANNUAL REPORT
7.31.04

PIMCO FLOATING RATE INCOME FUND

[PFL LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                               1
Performance Summary and Statistics                   2
Schedule of Investments                           3-12
Statement of Assets and Liabilities                 13
Statement of Operations                             14
Statement of Changes in Net Assets                  15
Statement of Cash Flows                             16
Notes to Financial Statements                    17-24
Financial Highlights                                25
Report of Independent Registered Public
   Accounting Firm                                  26
Privacy Policy, Proxy Voting, Other Information     27
Dividend Reinvestment Plan                          28
Board of Trustees                                   29

[PIMCO ADVISORS LOGO]

PIMCO FLOATING RATE INCOME FUND LETTER TO SHAREHOLDERS

                                                              September 21, 2004

Dear Shareholder:

We are pleased to provide you with the initial annual report of the PIMCO Floating Rate Income Fund (the "Fund") for the period August 29, 2003 (commencement of operations) through July 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager, and Pacific Investment Management Company LLC, the Fund's sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO FLOATING RATE INCOME FUND PERFORMANCE SUMMARY AND STATISTICS July 31, 2004 (unaudited)

  SYMBOL:                           PRIMARY INVESTMENTS:               INCEPTION DATE:
  PFL                               Floating rate debt instruments,    August 29, 2003
                                    substantial portion of which will
  OBJECTIVE:                        be senior floating rate loans.     TOTAL NET ASSETS(1):
  Seeks high current income,                                           $556.7 million
  consistent with the preservation
  of capital.                                                          PORTFOLIO MANAGERS:
                                                                       Raymond G. Kennedy
                                                                       David C. Hinman
                                                                       Jason R. Rosiak


TOTAL RETURN(2):                                     MARKET PRICE               NAV
------------------------------------------------------------------------------------
Commencement of Operations (8/29/03) to 7/31/04      6.55%                      4.28%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (8/29/03) to 7/31/04

[CHART]

8/29/2003     $   19.31      $   20.00
9/5/2003      $   19.29      $   20.01
9/12/2003     $   19.31      $   20.15
9/19/2003     $   19.33      $   20.29
9/26/2003     $   19.34      $   20.04
10/3/2003     $   19.37      $   20.01
10/10/2003    $   19.42      $   20.03
10/17/2003    $   19.44      $   20.02
10/24/2003    $   19.45      $   20.22
10/31/2003    $   19.41      $   20.03
11/7/2003     $   19.30      $   20.16
11/14/2003    $   19.24      $   20.10
11/21/2003    $   19.25      $   20.08
11/28/2003    $   19.27      $   19.98
12/5/2003     $   19.36      $   19.62
12/12/2003    $   19.30      $   19.40
12/19/2003    $   19.35      $   19.42
12/26/2003    $   19.38      $   19.58
1/2/2004      $   19.42      $   19.84
1/9/2004      $   19.51      $   19.61
1/16/2004     $   19.42      $   19.76
1/23/2004     $   19.48      $   19.75
1/30/2004     $   19.41      $   20.10
2/6/2004      $   19.36      $   20.18
2/13/2004     $   19.50      $   20.05
2/20/2004     $   19.33      $   20.15
2/27/2004     $   19.29      $   19.95
3/5/2004      $   19.36      $   19.97
3/12/2004     $   19.37      $   20.02
3/19/2004     $   19.30      $   20.15
3/26/2004     $   19.29      $   19.88
4/2/2004      $   19.33      $   20.00
4/8/2004      $   19.45      $   20.05
4/16/2004     $   19.32      $   19.98
4/23/2004     $   19.32      $   20.04
4/30/2004     $   19.30      $   20.20
5/7/2004      $   19.17      $   20.17
5/14/2004     $   19.10      $   20.20
5/21/2004     $   19.08      $   20.13
5/28/2004     $   19.19      $   20.20
6/4/2004      $   19.20      $   20.17
6/11/2004     $   19.27      $   20.35
6/18/2004     $   19.26      $   20.29
6/25/2004     $   19.36      $   20.60
7/2/2004      $   19.41      $   20.50
7/9/2004      $   19.44      $   20.60
7/16/2004     $   19.40      $   20.62
7/23/2004     $   19.40      $   20.46
7/31/2004     $   19.38      $   20.47

MARKET PRICE/NET ASSET VALUE:

Market Price                    $ 20.47
---------------------------------------
Net Asset Value ("NAV")         $ 19.38
---------------------------------------
Premium to NAV                    5.62%
---------------------------------------
Market Price Yield(3)             4.87%
---------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at July 31, 2004.

PIMCO FLOATING RATE INCOME FUND SCHEDULE OF INVESTMENTS
July 31, 2004

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
SENIOR LOANS (a)(c)(g)--59.4%

APPAREL & TEXTILES - 1.4%
$   2,776   Arteva DBA Kosa, 4.5625%, 4/30/11, Term B                                          $  2,819,853
    1,224   Kosa Canada Co., 4.5625%, 4/30/11, Term B2                                            1,242,647
    4,000   Simmons & Co., 5.125%, 6/19/12, Term C                                                4,051,668
                                                                                               ------------
                                                                                                  8,114,168
                                                                                               ============
AUTOMOTIVE - 3.9%
      255   Hayes Lemmerz International Inc., 4.91%, 6/3/09, Term B                                 260,702
      881   Hayes Lemmerz International Inc., 4.92%, 6/3/09, Term B                                 898,971
      871   Hayes Lemmerz International Inc., 5.12%, 6/3/09, Term B                                 888,858
      440   Hayes Lemmerz International Inc., 5.22%, 6/3/09, Term B                                 449,486
      881   Hayes Lemmerz International Inc., 5.33%, 6/3/09, Term B                                 898,971
       34   Hayes Lemmerz International Inc., 5.42%, 6/3/09, Term B                                  34,835
      430   Hayes Lemmerz International Inc., 5.73%, 6/3/09, Term B                                 439,372
    1,980   Pacificare Systems Inc., 3.59875%, 6/3/08, Term B                                     2,014,650
    2,000   Plastech Engineered Products, Inc., 5.79%, 2/15/10 Term C                             2,032,500
    3,088   Tenneco Automotive Inc., 4.10%, 12/30/10, Term B                                      3,149,047
    1,397   Tenneco Automotive Inc., 4.36%, 12/30/10, Term B1                                     1,425,356
    3,990   TRW Automotive Inc., 4.125%, 2/28/11, Term D1                                         4,064,813
    1,000   TRW Automotive Inc., 3.625%, 2/28/09, Term A1                                         1,018,750
    4,256   Volkswagon 3.77%, 4/7/11, Term B                                                      4,341,958
                                                                                               ------------
                                                                                                 21,918,269
                                                                                               ============
CHEMICALS - 4.8%
    2,500   Brenntag AG, 3.8807%, 2/28/12 Term B2                                                 2,541,407
      146   Celanese AG, 3.98%, 6/8/11, Term B                                                      148,290
      395   Celanese AG, 4.09%, 6/8/11, Term B                                                      401,817
      439   Celanese AG, 4.10%, 6/8/11, Term B                                                      446,463
    1,149   Cognis BV, 4.593%, 3/31/12, Term B1                                                   1,154,051
    1,992   Cognis BV, 5.0933%, 3/31/13, Term C1                                                  2,005,357
    1,794   Georgia Gulf Corp., 3.50%, 12/2/10, Term D                                            1,821,658
    1,875   Hercules Inc., 3.475, 10/8/10, Term B                                                 1,889,062
      120   Hercules Inc., 3.83625%, 10/8/10, Term B                                                120,900
    1,734   Huntsman ICI Chemicals LLC, 4.6875%, 12/30/10, Term B                                 1,762,760
      444   Kraton Polymers Group., 4.0625%, 12/2/09 Term                                           451,944
    3,423   Kraton Polymers Group., 4.375%, 12/2/09 Term                                          3,481,105
       56   Kraton Polymers Group., 4.50%, 12/2/09 Term                                              56,493
    1,652   Nalco Co., 3.95%, 11/1/10, Term B                                                     1,679,193
    2,058   Nalco Co., 4.08%, 11/1/10, Term B                                                     2,092,297
    1,270   Nalco Co., 4.43%, 11/1/10, Term B                                                     1,291,687
    6,000   Rockwood 3.98%, 6/15/12, Term B                                                       6,054,108
                                                                                               ------------
                                                                                                 27,398,592
                                                                                               ============
COMPUTER SOFTWARE - 0.3%
    2,000   UGS plm Solutions Inc., 4.11%, 5/30/11, Term B                                        2,021,876
                                                                                               ------------
CONSUMER PRODUCTS - 1.1%
    1,268   Rayovac Corp., 3.75%, 10/1/09, Term C                                                 1,285,333
    1,078   Rayovac Corp., 3.92%, 10/1/09, Term C                                                 1,092,092
      911   Rayovac Corp., 4.10%, 10/1/09, Term C                                                   922,740
    1,500   Revlon Inc., 7.60%, 7/31/10, Term                                                     1,530,234
    1,500   Revlon Inc., 7.86%, 7/31/10, Term                                                     1,530,234
                                                                                               ------------
                                                                                                  6,360,633
                                                                                               ============

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
CONTAINERS - 3.6%
$   2,850   Crown Cork & Seal Co., Inc., 4.58625%, 8/26/08, Term B                             $  2,895,868
    3,960   Graphic Packaging International Corp., 4.35%, 8/8/10, Term B                          4,008,523
    1,500   Owens-Illinois Inc., 4.45%, 4/1/08, Term C                                            1,504,062
    4,250   Owens-Illinois Inc., 4.48%, 4/1/08, Term B                                            4,315,522
    1,563   Solo Cup Co., 3.98%, 2/27/11, Term B                                                  1,583,288
    1,429   Solo Cup Co., 4.08625%, 2/27/11, Term B                                               1,447,866
    4,701   Stone Container Corp., 4.00%, 6/30/09-7/26/09, Term B & C                             4,753,848
                                                                                               ------------
                                                                                                 20,508,977
                                                                                               ============
DIVERSIFIED MANUFACTURING - 0.7%
    3,992   Invensys plc, 5.477%, 9/30/09, Term B1                                                4,059,051
                                                                                               ------------
ENERGY - 2.3%
    1,990   Calpine Construction, 7.50%, 8/13/09                                                  2,124,325
    2,500   Dynegy Holdings, Inc., 5.36%, 5/10/10 Term                                            2,549,220
    1,760   NRG Energy Inc., 5.50%, 12/23/10 (j)                                                  1,824,976
    3,118   NRG Energy Inc., 5.50%, 5/8/10, Term B                                                3,233,984
    1,500   Parker Drilling Co., 5.72%, 10/10/07, Term B                                          1,503,047
    1,500   Parker Drilling Co., 7.50%, 10/10/07, Term B                                          1,508,437
                                                                                               ------------
                                                                                                 12,743,989
                                                                                               ============
ENTERTAINMENT - 0.8%
    1,125   Warner Music Group Inc., 4.025%, 2/27/11, Term B                                      1,142,678
    1,125   Warner Music Group Inc., 4.03%, 2/27/11, Term B                                       1,142,678
    2,239   Warner Music Group Inc., 4.31875%, 2/27/11, Term B                                    2,273,930
                                                                                               ------------
                                                                                                  4,559,286
                                                                                               ============
FINANCIAL SERVICES - 2.8%
    1,000   Atlantic Broadcast 4.61%, 7/30/11, Term B                                             1,016,094
      400   Celenese AG, 4.10%, 6/8/11, Term B                                                      406,917
    1,500   Celenese AG, 5.73%, 6/8/11, Term C                                                    1,550,625
    7,833   Nextel Finance Corp., 3.8125%, 12/15/10, Term E                                       7,895,944
    2,500   Nextel Finance Corp., 4.00%, 3/15/11, Term C                                          2,543,437
    2,500   Refco Group Ltd., 4.23%, 7/30/11, Term B                                              2,503,125
                                                                                               ------------
                                                                                                 15,916,142
                                                                                               ============
FOOD & BEVERAGE - 1.3%
    3,500   Consolidated Communications, Inc. 4.00813%, 9/18/11 Term B                            3,566,721
    1,000   Consolidated Communications, Inc. 4.33625%, 9/18/11 Term B                            1,019,063
    2,501   Merisant Co., 4.43%, 12/17/09 Term B                                                  2,514,480
                                                                                               ------------
                                                                                                  7,100,264
                                                                                               ============
FOOD SERVICES - 1.2%
      501   Del Monte Foods Co., 3.83625%, 9/30/08, Term B                                          509,265
    1,948   Del Monte Foods Co., 3.93%, 12/20/10, Term B                                          1,978,393
    4,000   Michaels Foods, Inc., 5.21375% 11/30/11, Term C                                       4,117,500
                                                                                               ------------
                                                                                                  6,605,158
                                                                                               ============
FUNERAL SERVICES - 0.3%
      460   Alderwoods Group Inc., 4.10%, 9/30/08 Term B                                            467,131
    1,090   Alderwoods Group Inc., 4.20%, 9/30/08 Term B                                          1,108,636
                                                                                               ------------
                                                                                                  1,575,767
                                                                                               ============

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH & HOSPITALS - 2.5%
$     617   Apria Healthcare Group Inc., 3.48%, 7/20/07, Term B                                $    624,669
      879   Apria Healthcare Group Inc., 3.59%, 7/20/07, Term B                                     890,000
       74   Beverly Enterprises Inc., 4.09%, 10/30/08, Term B                                        74,997
    1,393   Beverly Enterprises Inc., 4.43%, 10/30/08, Term B                                     1,413,481
      519   Beverly Enterprises Inc., 3.82%, 10/30/08, Term B                                       526,296
    1,985   Community Health Systems Inc., 3.80%, 7/16/10, Term B                                 1,990,120
    1,853   Davita, Inc. 3.16%, 6/23/09, Term B1                                                  1,874,381
    1,103   Davita, Inc. 3.27%, 6/23/09, Term B1                                                  1,115,902
    1,853   Davita, Inc. 3.58625%, 6/23/09, Term B1                                               1,874,381
    1,103   Davita, Inc. 3.60%, 6/23/09, Term B1                                                  1,115,902
    1,853   Davita, Inc. 3.87%, 6/23/09, Term B1                                                  1,874,381
      654   Davita, Inc. 3.98%, 6/23/09, Term B1                                                    661.276
                                                                                               ------------
                                                                                                 14,035,786
                                                                                               ============
HOTELS/GAMING - 1.4%
    1,496   Argosy Gaming Co., 3.84%, 7/31/08 Term                                                1,513,444
    3,250   MGM Mirage, Inc., 2.83125%, 11/30/08 Term TL                                          3,256,601
    3,250   MGM Mirage, Inc., 2.835%, 11/30/08 Term TL                                            3,256,601
                                                                                               ------------
                                                                                                  8,026,646
                                                                                               ============
HOUSEHOLD PRODUCTS - 0.7%
    1,000   Springer S.A., 4.33735%, 9/16/11 Term B2                                                988,298
    2,800   Springer S.A., 4.83735%, 9/16/12 Term C2                                              2,774,795
                                                                                               ------------
                                                                                                  3,763,093
                                                                                               ============
LEASING - 0.4%
      333   United Rentals, Inc., 2.25%, 2/15/11, Term LC                                           339,498
      610   United Rentals, Inc., 3.44%, 2/15/11, Term B                                            621,422
      610   United Rentals, Inc., 3.51%, 2/15/11, Term B                                            621,422
      439   United Rentals, Inc., 3.71%, 2/15/11, Term B                                            447,706
                                                                                               ------------
                                                                                                  2,030,048
                                                                                               ============
MACHINERY - 0.8%
      416   Agco Corp., 3.83625%, 6/15/09, Term B                                                   424,055
    1,892   Agco Corp., 3.84%, 6/15/09, Term B                                                    1,927,135
      215   Flowserve Corp., 4.0625%, 6/30/09, Term C                                               217,924
      372   Flowserve Corp., 4.1875%, 6/30/09, Term C                                               376,889
    1,289   Flowserve Corp., 4.25%, 6/30/09, Term C                                               1,307,542
       95   Flowserve Corp., 4.375%, 6/30/09, Term C                                                 95,886
                                                                                               ------------
                                                                                                  4,349,431
                                                                                               ============
MANUFACTURING - 1.8%
    5,174   Cinram International, Inc. 5.09%, 10/10/09, Term B                                    5,262,592
    2,783   Roper Industries, Inc., 3.59%, 12/26/08, Term B                                       2,824,422
    1,117   Roper Industries, Inc., 3.66%, 12/26/08, Term B                                       1,134,078
      981   SPX Corp., 3.625%, 9/30/09, Term B1                                                     996,654
      124   SPX Corp., 5.25%, 9/30/09, Term B1                                                      126,713
                                                                                               ------------
                                                                                                 10,344,459
                                                                                               ============
MEASURING INSTRUMENTS - 0.7%
    4,000   Dresser Inc. 4.68%, 2/18/10 Term                                                      4,084,000
                                                                                               ------------
MULTI-MEDIA - 5.2%
    4,206   Canwest Media Inc., 3.66%, 8/15/09, Term E                                            4,266,877
    2,000   Charter Communications Holdings, LLC, 4.67%, 4/26/10 Term A                           1,975,376
    6,471   Charter Communications Holdings, LLC, 4.92%, 4/26/11 Term B                           6,391,197

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
MULTI-MEDIA (CONTINUED)
$   1,633   DirectTV Holdings LLC, 3.45%, 3/6/10, Term B2                                      $  1,657,143
    1,671   DirectTV Holdings LLC, 3.76%, 3/6/10, Term B2                                         1,696,086
    6,965   Insight Midwest Holdings LLC., 3.9375%, 12/31/09, Term B                              7,078,662
    1,440   MediaCom Broadband LLC, 3.87%, 9/30/10, Term B                                        1,456,988
       60   MediaCom Broadband LLC, 3.97%, 9/30/10, Term B                                           60,708
    1,500   MediaCom Broadband LLC, 4.17%, 9/30/10, Term B                                        1,517,695
    1,625   Primedia Inc., 4.25%, 3/2/09, Term B                                                  1,563,529
    1,500   Primedia Inc., 5.8125%, 11/10/09, Term C                                              1,486,875
       83   Univision Communications, Inc. 2.62%, 7/18/06, Term PR                                   83,229
      194   Univision Communications, Inc. 2.77%, 7/18/06, Term PR                                  194,444
                                                                                               ------------
                                                                                                 29,428,809
                                                                                               ============
OFFICE EQUIPMENT - 1.1%
    6,000   Xerox Corp., 3.34%, 9/30/08, Term B                                                   6,036,876
                                                                                               ------------
OIL & GAS - 0.7%
    4,000   Aquila, Inc. 8.00%, 5/15/06, Term Loan                                                4,131,668
                                                                                               ------------
PAPER PRODUCTS - 1.3%
    1,250   Appleton Papers Inc., 3.66%, 6/9/10, Term                                             1,266,601
    1,250   Appleton Papers Inc., 3.79%, 6/9/10, Term                                             1,266,601
      367   Buckeye Technologies Inc., 3.61%, 11/4/10, Term B                                       371,785
    2,750   Buckeye Technologies Inc., 3.68%, 11/4/10, Term B                                     2,788,384
      623   Buckeye Technologies Inc., 4.08%, 11/4/10, Term B                                       632,034
      908   Buckeye Technologies Inc., 4.09%, 11/4/10, Term B                                       920,167
      202   Buckeye Technologies Inc., 4.34%, 11/4/10, Term B                                       204,482
                                                                                               ------------
                                                                                                  7,450,054
                                                                                               ============
PIPELINES - 0.7%
    3,729   Kinetics Concepts 3.59%, 7/14/10 Term B                                               3,782,136
                                                                                               ------------
PRINTING/PUBLISHING - 0.6%
      169   Houghton Mifflin Co., 4.64%, 3/5/09 Revolver                                            164,048
      127   Houghton Mifflin Co., 4.77%, 3/5/09 Revolver                                            123,036
       59   Houghton Mifflin Co., 4.64%, 3/5/09 Revolver                                             57,417
      169   Houghton Mifflin Co., 6.50%, 3/5/09 Revolver                                            164,048
      728   RH Donnelley Corp., 3.63%, 6/30/10, Term B                                              737,230
      162   RH Donnelley Corp., 3.80%, 6/30/10, Term B                                              163,888
      162   RH Donnelley Corp., 3.81%, 6/30/10, Term B                                              163,888
    1,758   RH Donnelley Corp., 3.84%, 6/30/10, Term B                                            1,780,299
      162   RH Donnelley Corp., 3.86%, 6/30/10, Term B                                              163,853
                                                                                               ------------
                                                                                                  3,517,707
                                                                                               ============
RECREATION - 0.3%
    1,811   Six Flags Theme Parks Inc., 3.87%, 6/30/09, Term B                                    1,833,521
                                                                                               ------------
SPECIAL PURPOSE ENTITY - 0.4%
    1,975   Global Cash Access, 4.23%, 3/15/10, Term B                                            2,008,328
                                                                                               ------------
TELECOMMUNICATIONS - 7.1%
    5,436   Crown Castle International Corp., 5.09%, 9/30/10, Term B                              5,459,491
    3,667   Centennial Cellular Communications, 3.91%, 1/20/11 Term B                             3,689,257
      157   Centennial Cellular Communications, 4.05%, 1/20/11 Term B                               157,632
      167   Centennial Cellular Communications, 4.33813%, 1/20/11 Term B                            167,694
    1,283   Cincinnati Bell Inc., 3.90% 11/30/08, Term D                                          1,298,734
    1,524   Cincinnati Bell Inc., 3.91% 11/30/08, Term D                                          1,542,095
      762   Cincinnati Bell Inc., 4.01% 11/30/08, Term D                                            771,048
       21   Cincinnati Bell Inc., 4.08% 11/30/08, Term D                                             21,209

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$     351   Dex Media East LLC, 3.30%, 11/8/08, Term A                                         $    355,641
    1,393   Dex Media East LLC, 3.30%, 5/8/09, Term B                                             1,416,485
      462   Dex Media East LLC, 3.36%, 5/28/09-11/8/08 Term A & B                                   468,131
      295   Dex Media East LLC, 3.48%, 11/8/08, Term A                                              298,655
      207   Dex Media East LLC, 3.37%, 11/8/08, Term A                                              209,935
      154   Dex Media East LLC, 3.37%, 5/8/09, Term B                                               156,526
      374   Dex Media East LLC, 3.41%, 5/8/09-11/8/08, Term A & B                                   379,254
      482   Dex Media East LLC, 3.45%, 5/8/09-11/8/08, Term A & B                                   489,271
      279   Dex Media East LLC, 3.48%, 5/8/09, Term B                                               284,495
      281   Dex Media East LLC, 3.59%, 11/8/08, Term A                                              284,513
      258   Dex Media East LLC, 3.59%, 5/8/09, Term B                                               261,237
      231   Dex Media West LLC, 3.36%, 9/9/09, Term A                                               233,823
      202   Dex Media West LLC, 3.37%, 9/9/09, Term A                                               204,725
      166   Dex Media West LLC, 3.41%, 9/9/09, Term A                                               167,833
      489   Dex Media West LLC, 3.45%, 9/9/09, Term A                                               496,483
      290   Dex Media West LLC, 3.48%, 9/9/09, Term A                                               294,617
      138   Dex Media West LLC, 3.54%, 9/9/09, Term A                                               140,294
      168   Dex Media West LLC, 3.58%, 9/9/09, Term A                                               170,171
      288   Dex Media West LLC, 3.59%, 9/9/09, Term A                                               291,828
      500   Dex Media West LLC, 3.61%, 9/9/10, Term B                                               509,948
      415   Dex Media West LLC, 3.62%, 9/9/10, Term B                                               423,067
      337   Dex Media West LLC, 3.66%, 9/9/10, Term B                                               343,743
      872   Dex Media West LLC, 3.70%, 9/9/10, Term B                                               889,576
      517   Dex Media West LLC, 3.73%, 9/9/10, Term B                                               526,946
      200   Dex Media West LLC, 3.79%, 9/9/10, Term B                                               203,979
      207   Dex Media West LLC, 3.83%, 9/9/10, Term B                                               211,534
      517   Dex Media West LLC, 3.84%, 9/9/10, Term B                                               526,946
    1,628   Dobson Cellular Systems, Inc. 4.91%, 3/15/10 Term B                                   1,633,535
    1,348   Dobson Cellular Systems, Inc. 4.92%, 3/15/10 Term B                                   1,352,496
    2,500   Inmarsat., 4.5611%, 10/10/10, Term B                                                  2,528,125
    2,500   Inmarsat Ventures PLC., 5.0611%, 10/10/11, Term C                                     2,528,125
    4,000   Qwest Corp., 6.50%, 6/30/07 Term A                                                    4,156,252
    2,949   Western Wireless Corp., 4.37%, 5/30/11, Term B                                        2,994,529
      513   Western Wireless Corp., 4.63%, 5/30/11, Term B                                          520,787
    1,026   Western Wireless Corp., 4.60%, 5/30/11, Term B                                        1,041,575
      513   Western Wireless Corp., 4.67%, 5/30/11, Term B                                          520,789
                                                                                               ------------
                                                                                                 40,623,029
                                                                                               ============
TOBACCO - 0.4%
    2,324   Commonwealth Brands, Inc. 5.5625%, 8/28/07 Term B                                     2,364,702
                                                                                               ------------
TRANSPORTATION - 1.0%
    5,473   Bombardier Inc., 4.18%, 12/17/10-12/18/10                                             5,543,130
                                                                                               ------------
UTILITIES - 5.1%
    1,571   AES Corp, 5.32%, 7/29/08 Term B                                                       1,593,878
    2,333   Allegheny Energy Inc., 4.18%, 3/8/11 Term B                                           2,371,833
      160   Allegheny Energy Inc., 4.58%, 3/8/11 Term B                                             163,064
      150   Allegheny Energy Inc., 5.43%, 6/8/11 Term C                                             152,953
    1,320   Allegheny Energy Inc., 5.64%, 6/8/11 Term C                                           1,345,988
       26   Allegheny Energy Inc., 5.83%, 6/8/11 Term C                                              26,767
      985   DS Waters 4.33625%, 11/15/09, Term B                                                    972,987

PRINCIPAL
   AMOUNT
    (000)                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
$    438    DS Waters 4.62%, 11/15/09, Term B                                                  $    432,439
   2,000    Midwest Generation LLC, 4.57%, 4/27/11 Term B                                         2,028,750
   1,000    Midwest Generation LLC, 4.73%, 4/27/11 Term B                                         1,014,375
     990    Midwest Generation LLC, 4.85%, 4/27/11 Term B                                         1,004,231
   9,000    Mission Energy Holdings International Inc., 7.00%,
               11/19/06, Term B                                                                   9,045,000
   5,348    Reliant Resources Inc., 5.35%, 3/15/07 Term W/WTS                                     5,347,521
   1,054    Reliant Resources Inc., 5.88%, 3/15/07 Term W/WTS                                     1,053,530
   2,000    Tucson Electric Power, 1.48625%, 3/30/09, Term B                                      2,021,250
                                                                                               ------------
                                                                                                 28,574,566
                                                                                               ============
WASTE DISPOSAL - 2.0%
   3,823    Allied Waste North America, 4.27%, 4/30/10, Term B                                    3,879,025
   2,963    Allied Waste North America, 3.93%, 4/30/10, Term B                                    3,006,245
   1,434    Allied Waste North America, 3.94%, 4/30/10, Term B                                    1,454,635
     717    Allied Waste North America, 4.22%, 4/30/10, Term B                                      727,317
   2,389    Allied Waste North America, 4.27%, 4/30/10, Term B                                    2,424,390
                                                                                               ------------
                                                                                                 11,491,612
                                                                                               ============
WHOLESALE - 0.7%
   2,522    Roundy's Inc., 3.15%, 6/6/09, Term B1                                                 2,547,573
   1,649    Roundy's Inc., 3.37%, 6/6/09, Term B1                                                 1,666,134
                                                                                               ------------
                                                                                                  4,213,707
                                                                                               ============
Total Senior Loans (cost-$324,250,392)                                                          336,515,480
                                                                                               ============

                                                                                CREDIT RATING
                                                                                (MOODY'S/S&P)*
ASSET-BACKED SECURITES--5.7%
   3,000    Ameriquest Mortgage Securities Inc., 1.47125%, 8/25/34 (d) (f)         Aaa/AAA        3,001,522
   3,000    Ameriquest Mortgage Securities Inc., 1.58%, 9/25/34 (f)                Aaa/AAA        2,996,309
   3,000    C Bass Trust, 1.60%, 8/25/34 Ser. 2004 (d) (f)                         Aaa/AAA        2,996,777
   2,710    CDC Mortgage Capital Trust, 1.80%, 10/25/33 (f)                        Aaa/AAA        2,716,698
   2,590    Chase Funding Mortgage Loan 1.57%, 2/25/21 (f)                         Aaa/AAA        2,592,516
   3,000    Chec Loan Trust, 1.59%, 7/25/34 (d) (e) (f)                            Aaa/AAA        2,997,012
   2,440    Citifinancial Mortgage Securities Inc., 1.75%, 1/25/33 (f)             Aaa/AAA        2,444,725
   2,064    FC CBO, 1.98%, 6/3/09 Ser. 1A (e) (f)                                   Ba2/BB-       1,968,534
   1,477    First Franklin Mortgage Loan, 1.57%, 7/25/33 (f)                        NR/AAA        1,478,066
   2,863    GS Mortgage Securities Corp., 1.74%, 3/25/34 (f)                       Aaa/AAA        2,864,247
   2,561    Isles CBO, 2.07%, 10/27/10 Ser. 1 (d) (e) (f)                           Ba2/NR        2,277,468
   1,056    Jade CBO Ltd., 7.67%, 10/24/11 (d) (e)                                  B2/NR           831,413
   2,666    Long Beach Mortgage Loan Trust 1.77%, 6/25/33 (f)                      Aaa/AAA        2,670,790
     415    Merrill Lynch CBO, 1.63%, 11/7/06 Ser. 1A (d) (e) (f)                   B1/CC           190,361
                                                                                               ------------
Total Asset-Backed Securities (cost-$34,948,058)                                                 32,026,438
                                                                                               ============

CORPORATE BONDS & NOTES--15.3%

AIRLINES - 0.2%
   1,334    Delta Air Lines, Inc., pass thru certificates, 7.379%, 5/18/10         Ba1/BBB-       1,259,672
                                                                                               ------------
AUTOMOTIVE - 0.3%
   2,000    Dura Operating Corp., 8.625%, 4/15/12 Ser. B                            B1/B+         1,990,000
                                                                                               ------------
BUILDING/CONSTRUCTION - 0.1%
     500    North American Energy Partners 8.75%, 12/1/11 (e)                       B2/B+           495,000
                                                                                               ------------
CHEMICALS - 0.3%
   1,500    Arco Chemical Co., 9.375%, 12/15/05                                     B1/B+         1,552,500
                                                                                               ------------

PRINCIPAL
   AMOUNT                                                                      CREDIT RATING
    (000)                                                                      (MOODY'S/S&P)*         VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
$  2,500    PPL Capital Fund Trust I, 7.29%, 5/18/06                               Ba1/BB+     $  2,623,425
                                                                                               ------------
ENERGY - 1.7%
   1,238    Calpine Corp., 7.35%, 7/15/07 (e) (f)                                   NR/B          1,067,344
   2,000    CMS Energy Corp., 7.75%, 8/1/10 (e)                                     B3/B+         2,055,000
   2,500    Dynegy Holdings, Inc., 8.10%, 7/15/08 (e) (f)                           B3/B-         2,696,875
   4,000    NRG Energy Inc., 8.00%, 12/15/13 (e)                                    B2/B+         4,110,000
                                                                                               ------------
                                                                                                  9,929,219
                                                                                               ============
FINANCIAL SERVICES - 1.1%
   3,000    Redwood Capital II Ltd., 3.90%, 1/9/06 (e) (f) (g)                    Baa3/BBB-       3,023,520
   3,000    Redwood Capital II Ltd., 5.45%, 1/9/06 (e) (f) (g)                     Ba1/BB+        3,027,270
                                                                                               ------------
                                                                                                  6,050,790
                                                                                               ============
FORESTRY - 0.4%
   2,000    GP Canada Finance Co., 7.20%, 12/15/06 (e)                             Ba3/BB+        2,065,000
                                                                                               ------------
HOTELS/GAMING - 1.1%
   1,000    Boyd Gaming Corp., 7.75%, 12/15/12                                      B1/B+         1,035,000
   3,000    La Qunita Corp., 7.40%, 9/15/05                                        Ba3/BB-        3,120,000
   2,000    Mandalay Resort Group, 7.625%, 7/15/13                                 Ba3/BB-        2,017,500
                                                                                               ------------
                                                                                                  6,172,500
                                                                                               ============
INSURANCE - 0.6%
   1,500    Parametric Re Ltd., 5.85%, 5/19/08 (e) (f) (g)                         Ba2/NR         1,572,675
   2,000    Residential Reinsurance Ltd., 6.26%, 12/8/07 (d) (e) (f) (g)           Ba2/BB+        2,007,709
                                                                                               ------------
                                                                                                  3,580,384
                                                                                               ============
MANUFACTURING - 0.2%
   1,000    Superior Essex Inc., 9.00%, 4/15/12 (e)                                 B3/B          1,000,000
                                                                                               ------------
MULTI-MEDIA - 1.6%
   3,000    Cablevision Systems Corp., 5.67%, 4/1/09 (e) (f)                        B3/B+         3,060,000
   2,000    Cablevision Systems Corp., 8.00%, 4/15/12 (e)                           B3/B+         1,975,000
   1,000    Primedia Inc., 6.20%, 5/15/10 (e) (f)                                   B3/B          1,021,250
   3,000    Time Warner Telecommunications Inc., 5.25%, 2/15/11 (e) (f)             B1/B          2,910,000
                                                                                               ------------
                                                                                                  8,966,250
                                                                                               ============
OIL & GAS - 0.0%
      --(k) Pride International Inc., 9.375%, 5/1/07                               Ba2/BB-              264
                                                                                               ------------
PAPER - 0.3%
   2,000    Abitibi-Consolidated Inc., 5.25% 6/20/08                               Ba2/BB         1,910,000
                                                                                               ------------
RETAIL - 0.4%
   2,000    Toys "R" Us Inc., 7.625%, 8/1/11                                       Ba2/BB         2,050,000
                                                                                               ------------
SEMI-CONDUCTORS - 0.4%
   2,000    Freescale Semiconductor Inc., 4.38%, 7/15/09 (e) (f)                   Ba2/BB+        2,057,500
                                                                                               ------------
SPECIAL PURPOSE ENTITY - 0.5%
   3,000    Pioneer 2002 Ltd., 2002-3 6.77%, 6/15/06 (d) (e) (f) (g)               Ba3/BB+        3,020,564
                                                                                               ------------
TELECOMMUNICATIONS - 4.8%
   2,000    Cincinnati Bell Inc., 8.375%, 1/15/14                                   B3/B-         1,770,000
   5,665    Echostar DBS Corp., 4.85%, 10/1/08 (f)                                 Ba3/BB-        5,919,925
  16,000    Qwest Communications International Inc., 4.75%, 2/15/09 (e) (f)         B3/B         15,360,000
   2,000    Rural Cellular Corp., 6.02%, 3/15/10 (e) (f)                            B2/B-         2,065,000
   2,000    Rural Cellular Corp., 8.25%, 3/15/12 (e)                                B2/B-         2,060,000
                                                                                               ------------
                                                                                                 27,174,925
                                                                                               ============

PRINCIPAL
   AMOUNT                                                                      CREDIT RATING
    (000)                                                                      (MOODY'S/S&P)*         VALUE
-----------------------------------------------------------------------------------------------------------
TOBACCO - 0.8%
$  1,000    Commonwealth Brands, Inc. 8.735%, 4/15/08 (e) (f)                       NR/B-      $  1,045,000
   2,500    Dimon Corp., 7.75%, 6/1/13                                             Ba3/BB         2,362,500
   1,500    North Atlantic Trading Co., 9.25%, 3/1/12 (e)                           B2/B+         1,477,500
                                                                                               ------------
                                                                                                  4,885,000
                                                                                               ============
Total Corporate Bonds & Notes (cost-$97,045,175)                                                 86,782,993
                                                                                               ============

SOVEREIGN DEBT OBLIGATIONS (f)--2.1%

BRAZIL - 2.1%
  13,494    Federal Republic of Brazil, 2.125%, 4/15/09-4/15/12
              (cost-$12,188,866)                                                    B2/B+        11,922,977
                                                                                               ------------

PREFERRED STOCK (a) (e) (f) (g)--0.6%

SHARES
      30    Richmond County Cap. Corp., 4.85%, 7/15/08 (cost-$3,068,307)           NR/NR          3,045,000
                                                                                               ------------
PRINCIPAL
   AMOUNT
    (000)
SHORT-TERM INVESTMENTS--16.9%

COMMERCIAL PAPER - 12.5%

BANKING - 4.7%
$ 15,200    Bank of Ireland, 1.28%-1.285%, 9/3/04-9/8/04 (e)                       Aa3/NR        15,181,922
  11,600    Royal Bank of Scotland plc., 1.09%-1.135%, 8/6/04-9/1/04               NR/NR         11,592,961
                                                                                               ------------
                                                                                                 26,774,883
                                                                                               ============
DRUGS & MEDICAL PRODUCTS - 0.7%
   4,200    Pfizer, Inc. 1.30%, 8/18/04                                           Aaa/AAA         4,197,422
                                                                                               ------------
FINANCING - 5.0%
  13,500    CDC Commercial Paper Corp., 1.32%-1.67%, 9/10/04-12/10/04              NR/NR         13,435,122
   7,100    HBOS Treasury Services plc, 1.150%-1.335%, 9/3/04-9/9/04               Aa2/AA         7,089,967
   7,800    UBS Finance, Inc. 1.245%-1.27%, 9/10/04-9/23/04                        Aa2/NR         7,786,866
                                                                                               ------------
                                                                                                 28,311,955
                                                                                               ============
HOTELS/GAMING - 0.3%
   1,430    MGM Mirage Inc., 6.625%, 2/1/05                                        Ba1/BB+        1,462,175
                                                                                               ------------
MISCELLANEOUS - 1.8%
  10,200    Danske Corp. Ser. A., 1.26%-1.58%, 9-14-04-10/29/04                    NR/NR         10,161,200
                                                                                               ------------
Total Commercial Paper (cost-$66,711,718)                                                        70,907,635
                                                                                               ============

CORPORATE NOTES--2.6%
ENERGY - 0.5%
   2,500    CMS Energy Corp., 7.625%, 11/15/04                                      B3/B+         2,543,750
                                                                                               ------------
MISCELLANEOUS - 0.5%
   3,000    Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                          Caa1/CCC+       3,037,500
                                                                                               ------------
OIL & GAS - 0.3%
   1,700    TotalFinaElf SA, 1.31%, 8/2/04                                         A1+/NR         1,699,938
                                                                                               ------------

PRINCIPAL
   AMOUNT                                                                      CREDIT RATING
    (000)                                                                      (MOODY'S/S&P)*          VALUE
------------------------------------------------------------------------------------------------------------
PAPER - 0.4%
$  2,000    Abitibi-Consolidated Inc., 8.30% 8/1/05                                Ba2/BB      $   2,090,000
                                                                                               -------------
TELECOMMUNICATIONS - 0.5%
   3,000    USWest Communications, 7.20%, 11/1/04                                  Ba3/BB-         3,045,000
                                                                                               -------------
UTILITIES - 0.4%
   2,500    Edison International, 6.875%, 9/15/04                                  Ba2/BB+         2,512,500
                                                                                               -------------
Total Corporate Notes (cost-$14,806,721)                                                          14,928,688
                                                                                               =============

U.S. GOVERNMENT & AGENCY SECURITIES - 1.1%
FEDERAL HOME LOAN BANK - 0.1%
     400    1.175%, 8/25/04                                                        Aaa/AAA           399,635
                                                                                               -------------
U.S. TREASURY BILLS (i) - 1.0%
   5,710    1.142%-1.325%, 9/2/04-9/16/04                                          Aaa/AAA         5,700,930
                                                                                               -------------
Total U.S. Government & Agency Securities (cost-$6,100,565)                                        6,100,565
                                                                                               =============

REPURCHASE AGREEMENT - 0.7%
   4,096    State Street Bank & Trust Co.
              dated 7/30/04, 0.90%, due 8/2/04,
              proceeds: $4,096,307; collateralized by Fannie Mae, 1.875%
              1/15/05, valued at $4,182,613 (cost-$4,096,000)                                      4,096,000
                                                                                               -------------
Total Short-Term Investments (cost-$91,715,004)                                                   96,032,888
                                                                                               =============

PUT OPTIONS PURCHASED (h) - 0.0%

Contracts
     246    CME euro Futures, Chicago Board of Trade
              strike price $94.75, expires 12/13/04 (premiums paid-$2,460)                             1,538
                                                                                               -------------
TOTAL INVESTMENTS (cost-$563,218,262+) - 100.0%                                                $ 566,327,314
                                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS:
*   Unaudited.
+ The cost basis of portfolio securities for federal income tax purposes is $563,229,804. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,875,731; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,778,221; net unrealized appreciation for federal income tax purposes is $3,097,510.
(a) Private Placement. Restricted as to resale and may not have a readily available market.
(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.
(c) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.
(d) Fair-valued security.
(e) 144A security--Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
(f) Floating Rate Security. Interest rate shown is the rate in effect at July 31, 2004.
(g) Illiquid security
(h) Non-income producing security.
(i) All or partial principal amount segregated as initial margin on futures contracts.
(j) Credit-linked trust certificate.
(k) Represents less than $500.

GLOSSARY:

ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
NR - Not Rated

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
July 31, 2004

ASSETS:
Investments, at value (cost-$563,218,262)                                                   $ 566,327,314
------------------------------------------------------------------------------------------  -------------
Cash (including foreign currency of $1,437,377 with a cost of $1,477,099)                       4,536,788
------------------------------------------------------------------------------------------  -------------
Receivable for investments sold                                                                13,002,829
------------------------------------------------------------------------------------------  -------------
Interest receivable                                                                             3,187,826
------------------------------------------------------------------------------------------  -------------
Premium for swaps purchased                                                                       925,000
------------------------------------------------------------------------------------------  -------------
Unrealized appreciation on swaps                                                                  573,819
------------------------------------------------------------------------------------------  -------------
Receivable from swap counterparty                                                                 374,250
------------------------------------------------------------------------------------------  -------------
Periodic payments receivable on swaps                                                             287,610
------------------------------------------------------------------------------------------  -------------
Receivable for variation margin on futures contracts                                              119,731
------------------------------------------------------------------------------------------  -------------
Prepaid expenses                                                                                   32,454
------------------------------------------------------------------------------------------  -------------
 Total Assets                                                                                 589,367,621
==========================================================================================  =============

LIABILITIES:
Payable for investments purchased                                                              28,724,879
------------------------------------------------------------------------------------------  -------------
Dividends payable to common and preferred shareholders                                          1,513,590
------------------------------------------------------------------------------------------  -------------
Unrealized depreciation on swaps                                                                  722,730
------------------------------------------------------------------------------------------  -------------
Investment management fee payable                                                                 354,912
------------------------------------------------------------------------------------------  -------------
Deferred facility fees                                                                            353,925
------------------------------------------------------------------------------------------  -------------
Premium for swaps sold                                                                            534,008
------------------------------------------------------------------------------------------  -------------
Unrealized depreciation on unfunded loan commitments                                              150,965
------------------------------------------------------------------------------------------  -------------
Unrealized depreciation on forward foreign currency contracts                                     118,083
------------------------------------------------------------------------------------------  -------------
Accrued expenses                                                                                  145,570
------------------------------------------------------------------------------------------  -------------
 Total Liabilities                                                                             32,618,662
------------------------------------------------------------------------------------------  -------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 8,400 SHARES ISSUED AND OUTSTANDING)                     210,000,000
------------------------------------------------------------------------------------------  -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 346,748,959
==========================================================================================  =============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 17,893,774 shares issued and outstanding)     $         179
------------------------------------------------------------------------------------------  -------------
 Paid-in-capital in excess of par                                                             342,946,588
------------------------------------------------------------------------------------------  -------------
Dividends in excess of net investment income                                                     (667,789)
------------------------------------------------------------------------------------------  -------------
Net realized gain                                                                               2,266,798
------------------------------------------------------------------------------------------  -------------
Net unrealized appreciation of investments, swaps, futures contracts,
 and foreign currency transactions                                                              2,203,183
------------------------------------------------------------------------------------------  -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 346,748,959
------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE PER COMMON SHARE                                                                  $ 19.38
==========================================================================================  =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the period August 29, 2003* through July 31, 2004

INTEREST INCOME:
Interest                                                                                    $  16,236,526
------------------------------------------------------------------------------------------  -------------
Dividends                                                                                          66,442
------------------------------------------------------------------------------------------  -------------
Facility and other fee income                                                                     774,085
------------------------------------------------------------------------------------------  -------------
                                                                                               17,077,053
------------------------------------------------------------------------------------------  -------------

EXPENSES:
Investment management fees                                                                      3,514,119
------------------------------------------------------------------------------------------  -------------
Auction agent fees and commissions                                                                388,423
------------------------------------------------------------------------------------------  -------------
Custodian and accounting agent fees                                                               145,760
------------------------------------------------------------------------------------------  -------------
Audit and tax services                                                                             99,625
------------------------------------------------------------------------------------------  -------------
Reports to shareholders                                                                            68,925
------------------------------------------------------------------------------------------  -------------
Trustees' fees and expenses                                                                        24,363
------------------------------------------------------------------------------------------  -------------
Transfer agent fees                                                                                23,690
------------------------------------------------------------------------------------------  -------------
Legal fees                                                                                         21,715
------------------------------------------------------------------------------------------  -------------
New York Stock Exchange listing fees                                                               20,722
------------------------------------------------------------------------------------------  -------------
Investor relations                                                                                  4,838
------------------------------------------------------------------------------------------  -------------
Miscellaneous                                                                                       5,912
------------------------------------------------------------------------------------------  -------------
 Total expenses                                                                                 4,318,092
------------------------------------------------------------------------------------------  -------------
 Less: custody credits earned on cash balances                                                    (12,698)
------------------------------------------------------------------------------------------  -------------
 Net expenses                                                                                   4,305,394
------------------------------------------------------------------------------------------  -------------
NET INVESTMENT INCOME                                                                          12,771,659
==========================================================================================  =============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
------------------------------------------------------------------------------------------  -------------
 Investments                                                                                    2,700,106
------------------------------------------------------------------------------------------  -------------
 Swaps                                                                                          2,212,604
------------------------------------------------------------------------------------------  -------------
 Foreign currency transactions                                                                   (211,786)
------------------------------------------------------------------------------------------  -------------
Net unrealized appreciation (depreciation) of:
------------------------------------------------------------------------------------------  -------------
 Investments                                                                                    3,109,052
------------------------------------------------------------------------------------------  -------------
 Swaps                                                                                           (148,911)
------------------------------------------------------------------------------------------  -------------
 Futures contracts                                                                               (448,188)
------------------------------------------------------------------------------------------  -------------
 Unfunded loan commitments                                                                       (150,965)
------------------------------------------------------------------------------------------  -------------
 Foreign currency transactions                                                                   (157,805)
------------------------------------------------------------------------------------------  -------------
Net realized and unrealized gain on investments, swaps, options, futures contracts,
 and foreign currency transactions                                                              6,904,107
------------------------------------------------------------------------------------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                19,675,766
==========================================================================================  =============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                       (1,959,556)
------------------------------------------------------------------------------------------  -------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                       $  17,716,210
==========================================================================================  =============

* Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

                                                                                           FOR THE PERIOD
                                                                                          AUGUST 29, 2003*
                                                                                               THROUGH
                                                                                            JULY 31, 2004
                                                                                          ---------------
INVESTMENT OPERATIONS:
Net investment income                                                                       $  12,771,659
------------------------------------------------------------------------------------------  -------------
Net realized gain on investments, swaps, futures contracts and foreign currency
  transactions                                                                                  4,700,924
------------------------------------------------------------------------------------------  -------------
Net unrealized appreciation of investments, swaps, futures contracts,
 and foreign currency transactions                                                              2,203,183
------------------------------------------------------------------------------------------  -------------
Net increase in net assets resulting from investment operations                                19,675,766
==========================================================================================  =============

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                       (1,959,556)
------------------------------------------------------------------------------------------  -------------
Net increase in net assets applicable to common shareholders resulting from
 investment operations                                                                         17,716,210
------------------------------------------------------------------------------------------  -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                   (13,914,018)
------------------------------------------------------------------------------------------  -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                    343,462,500
------------------------------------------------------------------------------------------  -------------
Preferred shares underwriting discount charged to paid-in capital in excess of
  par                                                                                          (2,100,000)
------------------------------------------------------------------------------------------  -------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                                             (1,193,503)
------------------------------------------------------------------------------------------  -------------
Reinvestment of dividends                                                                       2,677,769
------------------------------------------------------------------------------------------  -------------
 Net increase in capital share transactions                                                   342,846,766
------------------------------------------------------------------------------------------  -------------
Total increase in net assets applicable to common shareholders                                346,648,958
==========================================================================================  =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                               100,001
------------------------------------------------------------------------------------------  -------------
End of period (including dividends in excess of net investment income of $667,789)          $ 346,748,959
==========================================================================================  =============

COMMON SHARES ISSUED AND REINVESTED:

Issued                                                                                         17,750,000
------------------------------------------------------------------------------------------  -------------
Issued in reinvestment of dividends                                                               138,606
------------------------------------------------------------------------------------------  -------------
NET INCREASE                                                                                   17,888,606
==========================================================================================  =============

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS
For the period August 29, 2003* through July 31, 2004

CASH FLOWS USED FOR OPERATING ACTIVITIES:
 Purchases of long-term investments                                                        $ (814,956,218)
-----------------------------------------------------------------------------------------  --------------
 Proceeds from sales of long-term investments                                                 351,334,428
-----------------------------------------------------------------------------------------  --------------
 Interest, dividends and facility fee income received                                          13,231,028
-----------------------------------------------------------------------------------------  --------------
 Swap premium paid                                                                               (925,000)
-----------------------------------------------------------------------------------------  --------------
 Swap premium sold                                                                                159,758
-----------------------------------------------------------------------------------------  --------------
 Realized net gain on swaps                                                                     1,924,994
-----------------------------------------------------------------------------------------  --------------
 Prepaid expenses                                                                                 (32,454)
-----------------------------------------------------------------------------------------  --------------
 Operating expenses paid                                                                       (3,804,912)
-----------------------------------------------------------------------------------------  --------------
 Variation margin paid                                                                           (567,919)
-----------------------------------------------------------------------------------------  --------------
 Net increase in short-term investments                                                       (80,162,192)
-----------------------------------------------------------------------------------------  --------------
 Realized net gain/loss on foreign currency transactions                                         (251,508)
-----------------------------------------------------------------------------------------  --------------
NET CASH USED FOR OPERATING ACTIVITIES                                                       (534,049,995)
=========================================================================================  ==============

CASH FLOWS FROM FINANCING ACTIVITIES:
 Proceeds from common shares sold                                                             343,462,500
-----------------------------------------------------------------------------------------  --------------
 Issuance of preferred shares                                                                 210,000,000
-----------------------------------------------------------------------------------------  --------------
 Common and preferred shares offering costs and underwriting discount paid                     (3,293,503)
-----------------------------------------------------------------------------------------  --------------
 Cash dividends paid (excluding reinvestment of $2,677,769)                                   (11,682,215)
-----------------------------------------------------------------------------------------  --------------
NET CASH FROM FINANCING ACTIVITIES                                                            538,486,782
=========================================================================================  ==============

NET INCREASE IN CASH                                                                            4,436,787
-----------------------------------------------------------------------------------------  --------------
CASH AT BEGINNING OF PERIOD                                                                       100,001
-----------------------------------------------------------------------------------------  --------------
CASH AT END OF PERIOD                                                                           4,536,788
=========================================================================================  ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS
TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets resulting from investment operations                             $  19,675,766
-----------------------------------------------------------------------------------------  --------------
Increase in receivable for investments sold                                                   (13,002,829)
-----------------------------------------------------------------------------------------  --------------
Increase in interest receivable                                                                (3,187,826)
-----------------------------------------------------------------------------------------  --------------
Increase in periodic payments receivable on swaps                                                (287,610)
-----------------------------------------------------------------------------------------  --------------
Increase in premium for swaps purchased                                                          (925,000)
-----------------------------------------------------------------------------------------  --------------
Increase in premium for swaps sold                                                                534,008
-----------------------------------------------------------------------------------------  --------------
Increase in prepaid expenses                                                                      (32,454)
-----------------------------------------------------------------------------------------  --------------
Increase in payable to Investment Manager                                                         354,912
-----------------------------------------------------------------------------------------  --------------
Increase in net unrealized depreciation on swaps                                                  148,911
-----------------------------------------------------------------------------------------  --------------
Increase in unrealized depreciation on forward foreign currency contracts                         118,083
-----------------------------------------------------------------------------------------  --------------
Increase in unrealized depreciation on unfunded loan commitments                                  150,965
-----------------------------------------------------------------------------------------  --------------
Increase in variation margin on futures contracts                                                (119,731)
-----------------------------------------------------------------------------------------  --------------
Increase in receivable from swap counterparty                                                    (374,250)
-----------------------------------------------------------------------------------------  --------------
Increase in accrued expenses                                                                      145,570
-----------------------------------------------------------------------------------------  --------------
Increase in deferred facility fees                                                                353,925
-----------------------------------------------------------------------------------------  --------------
Increase in payable for investments purchased                                                  28,724,879
-----------------------------------------------------------------------------------------  --------------
Net increase in investments                                                                  (566,327,314)
=========================================================================================  ==============

NET CASH USED FOR OPERATING ACTIVITIES                                                     $ (534,049,995)
=========================================================================================  ==============

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO FLOATING RATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
July 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Floating Rate Income Fund (the "Fund") was organized as a Massachusetts business trust on June 19, 2003. Prior to commencing operations on August 29, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 5,168 shares of beneficial interest at an aggregate purchase price of $100,001 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PA Fund Management LLC (the "Investment Manager") serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Fund's investments to meet their obligations may be affected by economic developments in a specific industry.

The Fund issued 16,250,000 shares of common stock, in its initial public offering. An additional 1,500,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.65 per share. Common offering costs of $710,000 (representing $0.04 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.04 per share. Because aggregate offering costs and organizational expenses exceeded $0.04 per common share, all organizational expenses and offering costs in excess of $0.04 per common share were reimbursed by the Investment Manager. In addition, the underwriters' commission and offering costs associated with the issuance of Preferred Shares in the amounts of $2,100,000 and $483,503, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments in senior floating rate loans ("Senior Loans") are valued in accordance with guidelines established by the Board of Trustees. Under the Fund's guidelines, Senior Loans for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by a Board-approved independent pricing service. Other Senior Loans are valued at fair value by the Fund's Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants;
(2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/significant event occurs that significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FOREIGN CURRENCY TRANSLATION
Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) SENIOR LOANS
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions "Lenders"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Fund would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional or other agreed upon value from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains/(loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain/(loss) on the Statement of Operations.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market price.

(j) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts.

(k) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(m) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as the Fund's Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average weekly total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average weekly total managed assets for the period from commencement of operations through August 31, 2008. Commencing September 1, 2008, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Fund's average weekly total managed assets. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,827,342 in connection with its sub-advisory services for the period ended July 31, 2004.

3. INVESTMENTS IN SECURITIES
For the period ended July 31, 2004, purchases and sales of investments, other than short-term securities, were $843,678,637 and $359,425,776, respectively.

(a) Credit default swap contracts outstanding at July 31, 2004:

                         NOTIONAL
SWAP                      AMOUNT
COUNTERPARTY/           PAYABLE ON                       PAYMENTS    UNREALIZED
REFERENCED DEBT           DEFAULT                        RECEIVED   APPRECIATION
OBLIGATION                (000)      TERMINATION DATE     BY FUND  (DEPRECIATION)
--------------------------------------------------------------------------------
Bear Stearns
 MGM Credit              $ 1,500         9/20/2009        1.92%    $      (5,772)
Bear Stearns
 Royal Carribean Credit    1,500         9/20/2007        1.50%           (5,562)
Citigroup
 Allied Waste Credit       1,500         9/20/2007        2.18%          (23,960)
Citigroup
 Crown Cork Credit         1,500         9/20/2007        2.38%           (8,371)
Citigroup
 Owens Illinois            3,000         9/20/2007        2.05%         (197,120)
Citigroup
 Starwood Credit           1,500         9/20/2007        1.20%           (7,765)
Credit Suisse
 SAMI                      7,800         9/20/2008        2.45%           23,927
Credit Suisse
 SAMI                      5,460         9/20/2008        2.45%           13,199
Credit Suisse
 SAMI                      3,900         9/20/2008        2.45%          (19,387)
UBS
 IBOXX Credit              9,000         6/20/2009        2.65%          (42,613)
UBS
 DowJones CDX             22,000        12/20/2009        3.75%         (215,175)
JP Morgan Chase
 AES Corp. Credit          1,500         9/20/2007        2.15%          (79,174)
JP Morgan Chase
 Trac-X EMDI              10,000        12/20/2008        4.07%          224,072
JP Morgan Chase
 Trac-X EMDI               5,000        12/20/2008        4.07%          (17,964)
JP Morgan Chase
 DowJones CDX              5,000        12/20/2009        3.75%          (77,653)
Lehman Brothers
 Triton Credit             5,000         6/20/2008        3.00%           15,406
Lehman Brothers
 L-3Com Revol. Credit      5,000        12/20/2008        1.50%          (11,190)
Merrill Lynch
 PSEG Energy Credit        3,500         12/4/2006        2.95%          135,499
Merrill Lynch
 Williams Credit           3,000        11/15/2004        5.25%           74,590
                                                                   -------------
                                                                   $    (225,013)
                                                                   =============

(b) Interest rate swap contracts outstanding at July 31, 2004:

                    NOTIONAL
                     AMOUNT
                   PAYABLE ON                      PAYMENTS       PAYMENTS      UNREALIZED
SWAP                 DEFAULT                         MADE         RECEIVED     APPRECIATION
COUNTERPARTY          (000)    TERMINATION DATE    BY FUND         BY FUND    (DEPRECIATION)
---------------------------------------------------------------------------------------------
Barclay's Bank plc $   22,000     12/15/2006     3 Month LIBOR      4.00%        $ 52,826
Barclay's Bank plc     22,000     12/15/2006     3 Month LIBOR      4.00%          27,966
Lehman Brothers
 USD-LIBOR BBA          3,300     12/15/2024        6.00%       3 Month LIBOR     (11,024)
Lehman Brothers
 USD-LIBOR BBA          3,300     12/15/2024        6.00%       3 Month LIBOR       6,334
                                                                                 --------
                                                                                 $ 76,102
                                                                                 ========

LIBOR - London Interbank Offered Rate
The Fund received $750,000 par value in securities as collateral for swap contracts written.

(c) Futures contracts outstanding at July 31, 2004:

                                                NOTIONAL     EXPIRATION     UNREALIZED
TYPE                                             AMOUNT         DATE       DEPRECIATION
---------------------------------------------------------------------------------------
Long: Financial Future Euro-CME                 615,000        3/14/05        $ 405,900
      Financial Future Euribor, June 2005       465,000        6/13/05           42,288
                                                                              =========
                                                                              $ 448,188
                                                                              =========

(d) Forward foreign currency contracts outstanding at July 31, 2004:

                                                                                 UNREALIZED
                                              U.S.$ VALUE       U.S.$ VALUE     APPRECIATION
                                            ORIGINATION DATE   JULY 31, 2004   (DEPRECIATION)
                                            -------------------------------------------------
PURCHASED:
569,894,000 Japanese Yen settling 8/25/04     $  5,279,299     $  5,118,777     $   (160,522)

SOLD:

1,289,000 Euro Dollars settling 8/23/04          1,593,726        1,551,287           42,439
                                                                                ============
                                                                                $   (118,083)
                                                                                ============

(e) At July 31, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

BORROWER                          UNFUNDED COMMITMENTS
------------------------------------------------------
Celanese AG Term B                    $   631,097
Houghton Mifflin Co.                    2,008,147
Spectrasite Comm. Revolver              2,950,500
Tenet Healthcare Corp.                  3,284,583
                                      -----------
                                      $ 8,874,327
                                      -----------

4. INCOME TAX INFORMATION
The tax character of dividends paid for the period August 29, 2003 (commencement of operations) through July 31, 2004 of $15,873,574 was comprised entirely of ordinary income.

At July 31, 2004, the tax character of distributable earnings of $1,659,608 was comprised entirely of ordinary income.

In accordance with U.S. Treasury regulations, the Fund elected to defer realized capital losses of $244,094 and currency losses of $329,869 arising after October 31, 2003. Such losses are treated for tax purposes as arising on August 1, 2004.

5. AUCTION PREFERRED SHARES
The Fund has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W and 2,800 shares of Preferred Shares Series Th, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended July 31, 2004, the annualized dividend rate ranged from:

                                           HIGH         LOW     AT JULY 31, 2004
--------------------------------------------------------------------------------
Series T                                   1.75%       1.06%         1.64%
Series W                                   1.75%       1.06%         1.62%
Series TH                                  1.75%       1.06%         1.65%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On August 6, 2004, a dividend of $0.08560 per share was declared to common shareholders payable September 3, 2004 to shareholders of record on August 20, 2004.

On September 3, 2004, a dividend of $0.8752 per share was declared to common shareholders payable October 1, 2004 to shareholders of record on September 17, 2004.

7. LEGAL PROCEEDINGS
On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with ADAM and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG"). The NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same complaint. In the settlement, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement alleged, among other things, that ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end funds advised and/or distributed by the Investment Manager and its affiliates. In the settlement, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties aggregating $40 million and to pay jointly disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Commission has indicated that it will seek to dismiss the Investment Manager and its affiliates from the related complaint it filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and one of its affiliates agreed to jointly pay a civil monetary penalty of $4 million another affiliate agreed to pay a civil monetary penalty of $1 million and the Investment Manager and its affiliates agreed to jointly pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, ADAM, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates as defendants.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, ADAM and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. CHAIRMAN RESIGNATION
On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman.

PIMCO FLOATING RATE INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period August 29, 2003* through July 31, 2004:

Net asset value, beginning of period                                                        $       19.35**
------------------------------------------------------------------------------------------  -------------
INVESTMENT OPERATIONS:

Net investment income                                                                                0.71
------------------------------------------------------------------------------------------  -------------
Net realized and unrealized gain on investments, swaps and foreign currency transactions             0.39
------------------------------------------------------------------------------------------  -------------
Total from investment operations                                                                     1.10
------------------------------------------------------------------------------------------  -------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                            (0.11)
------------------------------------------------------------------------------------------  -------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                                0.99
------------------------------------------------------------------------------------------  -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                                        (0.78)
------------------------------------------------------------------------------------------  -------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par                             (0.04)
------------------------------------------------------------------------------------------  -------------
Preferred shares offering costs/underwriting discount charged to paid-in capital
in excess of par                                                                                    (0.14)
------------------------------------------------------------------------------------------  -------------
   Total capital share transactions                                                                 (0.18)
------------------------------------------------------------------------------------------  -------------
Net asset value, end of period                                                              $       19.38
------------------------------------------------------------------------------------------  -------------
Market price, end of period                                                                 $       20.47
------------------------------------------------------------------------------------------  -------------
TOTAL INVESTMENT RETURN(1)                                                                           6.55%
------------------------------------------------------------------------------------------  -------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                           $     346,749
------------------------------------------------------------------------------------------  -------------
Ratio of expenses to average net assets (2)(3)(4)                                                    1.36%
------------------------------------------------------------------------------------------  -------------
Ratio of net investment income to average net assets (2)(4)                                          4.04%
------------------------------------------------------------------------------------------  -------------
Preferred shares asset coverage per share                                                   $      66,274
------------------------------------------------------------------------------------------  -------------
Portfolio turnover                                                                                     94%
------------------------------------------------------------------------------------------  -------------

*   Commencement of operations.
** Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).
(4) Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO FLOATING RATE INCOME FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
PIMCO FLOATING RATE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets applicable to common shareholders and cash flows and the financial highlights present fairly, in all material respects, the financial position of PIMCO Floating Rate Income Fund (the "Fund") at July 31, 2004, and the results of its operations, the changes in its net assets applicable to common shareholders, cash flows and the financial highlights for the period August 29, 2003 (commencement of operations) through July 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2004 by correspondence with the custodian, brokers and agent banks, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 28, 2004

PIMCO FLOATING RATE INCOME FUND PRIVACY POLICY, PROXY VOTING,
                                OTHER INFORMATION (unaudited)

PRIVACY POLICY:

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PROXY VOTING:
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710 (ii) on the Fund's web site at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities held during the period August 29, 2003 (commencement of operations) through June 30, 2004 is available (i) without charge, upon request, by calling the Fund at 1-800-331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the SEC's website at http://www.sec.gov.

OTHER INFORMATION:
Since August 29, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund: or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

Commencing with the Fund's first fiscal quarter ending October 31, 2004, the Fund will file it's complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") on Form N-Q. Form N-Q will be available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) the Commission's Public Reference Room which is located at the Commission's headquater's office at 450 5th Street N.W. Room 1200, Washington, District of Columbia 20549, telephone number
(202) 942-8090.

PIMCO FLOATING RATE INCOME FUND DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

PIMCO FLOATING RATE INCOME FUND BOARD OF TRUSTEES (unaudited)

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
PAUL BELICA                                            Director, Student Loan Finance Corp., Education Loans, Inc.,
1345 Avenue of the Americas                            Goal Funding I, Inc., Goal Funding II, Inc., and
New York, NY 10105                                     Surety Loan Funding, Inc.; Formerly senior executive and
Age: 82                                                member of the board of Smith Barney, Harris Upham & Co.;
TRUSTEE SINCE: 2003                                    and the CEO of five State of New York agencies.
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

ROBERT E. CONNOR                                       Corporate Affairs Consultant; Formerly, Senior Vice President,
1345 Avenue of the Americas                            Corporate Office, Smith Barney, Inc.
New York, NY 10105
Age: 69
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II                                 Formerly President and Director, J.J. Dalessandro II Ltd.
1345 Avenue of the Americas                            registered broker-dealer and member of the
New York, NY 10105                                     New York Stock Exchange.
Age: 67
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                        President, H Kertess & Co.; Formerly, Managing Director,
1345 Avenue of the Americas                            Royal Bank of Canada Capital Markets.
New York, NY 10105
Age: 65
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
  AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

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TRUSTEES AND PRINCIPAL OFFICERS
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
Raymond G. Kennedy
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

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[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor")for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, was $91,000 in 2004.

     b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item was $33,000 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

     c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") was $3,000 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

     d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

     e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

          PIMCO Floating Rate Income Fund (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

  a review of the nature of the professional services expected to provided,

  the fees to be charged in connection with the services expected to be provided,

  a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit

(including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firms's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

  Annual Fund financial statement audits
  Seed audits (related to new product filings, as required)
  SEC and regulatory filings and consents
  Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

  Accounting consultations
  Fund merger support services
  Agreed upon procedure reports (inclusive of quarterly review of Basic
   Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
  Other attestation reports
  Comfort letters
  Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

  Tax compliance services related to the filing or amendment of the following:
   Federal, state and local income tax compliance; and, sales and use tax compliance
   Timely RIC qualification reviews
   Tax distribution analysis and planning
   Tax authority examination services
   Tax appeals support services
   Accounting methods studies
   Fund merger support service
   Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

  Bookkeeping or other services related to the accounting records or financial statements of the Funds
  Financial information systems design and implementation
  Appraisal or valuation services, fairness opinions, or
   contribution-in-kind reports
  Actuarial services
  Internal audit outsourcing services
  Management functions or human resources
  Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management

LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

     (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and(ii) with respect to such services provided to Accounting Affiliates, five percent (5%)of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

     (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

     (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

          e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

          f)   Not applicable

          g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $36,500.

          h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                             TOTAL NUMBER
                                          OF SHARES PURCHASED       MAXIMUM NUMBER OF
               TOTAL NUMBER   AVERAGE     AS PART OF PUBLICLY     SHARES THAT MAY YET BE
                OF SHARES    PRICE PAID   ANNOUNCED PLANS OR    PURCHASED UNDER THE PLANS
    PERIOD      PURCHASED    PER SHARE         PROGRAMS                OR PROGRAMS
    ------      ---------    ---------         --------                -----------
November 2003      N/A          $19.27        17,640.5890                  N/A
December 2003      N/A          $19.28        17,524.9039                  N/A
January 2004       N/A          $19.41        17,071.6945                  N/A
February 2004      N/A          $19.36        16,662.7391                  N/A
March 2004         N/A          $19.36        15,852.0587                  N/A
April 2004         N/A          $19.33        15,388.8458                  N/A
May 2004           N/A          $19.17        13,227.3564                  N/A
June 2004          N/A          $19.20        12,748.2018                  N/A
July 2004          N/A          $19.48        12,490.0261                  N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Funds website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1) Exhibit 99.CODE ETH- Code of Ethics

(a)(2) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Floating Rate Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: October 7, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting
Officer


Date: October 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer


Date: October 7, 2004


By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer


Date: October 7, 2004